As filed with the Securities and Exchange Commission on April 28, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2008

Date of reporting period:  February 29, 2008

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - February 29, 2008 (Unaudited)

Principal
Amount		Value

	CORPORATE BONDS & NOTES - 92.7%
	Aerospace/Defense - 0.9%
	Northrup Grumman Corp.
$ 870,000	7.75%, due 2/15/31	$1,080,784
	Raytheon Co.
550,000	7.20%, due 8/15/27	627,589
		1,708,373

	Appliances - 1.0%
	Whirlpool Corp.
1,900,000	5.50%, due 3/1/13	1,945,197

	Banks - 2.1%
	Capital One Financial Corp.
500,000	6.15%, due 9/1/16	453,897
	Sovereign Bank
2,000,000	5.125%, due 3/15/13	1,888,756
	Zions Bancorp
1,750,000	5.50%, due 11/16/15	1,640,991
		3,983,644

	Building Materials - 1.2%
	Hanson PLC
900,000	6.125%, due 8/15/16	901,133
	Masco Corp.
1,500,000	5.85%, due 3/15/17	1,409,318
		2,310,451

	Computer Services - 0.3%
	Electronic Data Systems Corp.
500,000	6.50%, due 8/1/13	511,951

	Construction - 0.9%
	CRH America, Inc.
1,800,000	6.00%, due 9/30/16	1,737,464

	Consumer Products - 1.3%
	Clorox Co.
1,900,000	5.95%, due 10/15/17	1,918,533
	Fortune Brands, Inc.
575,000	5.375%, due 1/15/16	551,141
		2,469,674

	Diversified Financial Services - 0.7%
	Countrywide Financial Corp.
750,000	5.80%, due 6/7/12	674,724
	Countrywide Home Loan
750,000	4.125%, due 9/15/09	675,370
		1,350,094

	Diversified Manufacturing - 0.5%
	Tyco International Group SA
300,000	6.00%, due 11/15/13	315,593
600,000	6.875%, due 1/15/29	577,474
		893,067

	Electric Utilities - 13.4%
	Arizona Public Service Co.
1,705,000	5.80%, due 6/30/14	1,717,825
	CenterPoint Energy
1,075,000	7.75%, due 2/15/11	1,180,656
	Constellation Energy Group
1,200,000	7.60%, due 4/1/32	1,221,798
	Consumers Energy
1,750,000	5.50%, due 8/15/16	1,778,877
	Dominion Resources, Inc.
2,475,000	5.15%, due 7/15/15	2,474,087
	DTE Energy Co.
1,850,000	7.05%, due 6/1/11	2,001,138
	Exelon Corp.
1,600,000	6.75%, due 5/1/11	1,689,406
650,000	5.625%, due 6/15/35	582,573
	FirstEnergy Corp.
1,075,000	6.45%, due 11/15/11	1,139,263
525,000	7.375%, due 11/15/31	574,274
	Indiana Michigan Power
1,800,000	6.05%, due 3/15/37	1,697,926
	MidAmerican Energy Holdings Co.
1,750,000	6.125%, due 4/1/36	1,742,694
	NiSource Finance Corp.
950,000	5.40%, due 7/15/14	946,875
	Oncor Electric Delivery
250,000	7.00%, due 5/1/32	244,672
	PPL Energy Supply, LLC
1,150,000	6.40%, due 11/1/11	1,210,261
	Progress Energy, Inc.
1,916,000	7.10%, due 3/1/11	2,079,115
	PSEG Power, LLC
1,600,000	7.75%, due 4/15/11	1,746,034
	Puget Sound Energy, Inc.
1,375,000	6.274%, due 3/15/37	1,328,367
	Virginia Electric & Power Co.
550,000	6.00%, due 1/15/36	545,099
		25,900,940

	Electronic Parts - 0.9%
	Avnet, Inc.
1,800,000	5.875%, due 3/15/14	1,844,712

	Finance - 1.1%
	SLM Corp.
1,750,000	4.50%, due 7/26/10	1,621,188
700,000	5.375%, due 5/15/14	599,093
		2,220,281

	Financial - Other - 0.2%
	Orix Corp.
300,000	5.48%, due 11/22/11	299,903

	Food - 6.1%
	ConAgra Foods, Inc.
500,000	7.875%, due 9/15/10	547,979
525,000	7.00%, due 10/1/28	542,113
	General Mills, Inc.
1,000,000	6.00%, due 2/15/12	1,059,996
	H.J.Heinz Co.
750,000	6.00%, due 3/15/12	792,000
	Kellogg Co.
1,900,000	6.60%, due 4/1/11	2,050,759
	Kraft Foods, Inc.
1,100,000	6.25%, due 6/1/12	1,164,527
1,200,000	6.50%, due 8/11/17	1,252,780
1,100,000	6.875%, due 2/1/38	1,096,853
	Kroger Co.
1,150,000	6.20%, due 6/15/12	1,224,520
350,000	6.15%, due 1/15/20	362,651
	Safeway, Inc.
950,000	6.50%, due 3/1/11	1,014,187
700,000	6.35%, due 8/15/17	743,082
		11,851,447

	Forest Products & Paper - 0.7%
	Weyerhaeuser Co.
1,000,000	6.75%, due 3/15/12	1,039,977
425,000	7.375%, due 3/15/32	402,200
		1,442,177

	Health Care - 1.9%
	Hospira, Inc.
1,675,000	5.55%, due 3/30/12	1,757,765
	McKesson Corp.
1,800,000	5.25%, due 3/1/13	1,871,491
		3,629,256

	Hotels - 1.0%
	Marriott International, Inc.
1,900,000	5.625%, due 2/15/13	1,901,355

	Insurance - 0.4%
	Marsh & McLennan Cos., Inc.
800,000	5.75%, due 9/15/15	802,358

	Media - 11.6%
	CBS Corp.
1,175,000	7.70%, due 7/30/10	1,271,329
300,000	7.875%, due 7/30/30	302,806
	Comcast Cable Communications, Inc.
2,900,000	8.375%, due 3/15/13	3,259,539
	Comcast Corp.
2,100,000	6.50%, due 1/15/17	2,185,056
2,300,000	7.05%, due 3/15/33	2,355,752
	Cox Communications, Inc.
1,625,000	7.125%, due 10/1/12	1,763,466
	News America, Inc.
2,400,000	6.20%, due 12/15/34	2,301,586
	Time Warner Ent.
1,500,000	8.875%, due 10/1/12	1,717,935
875,000	8.375%, due 7/15/33	1,012,563
	Time Warner, Inc.
1,855,000	9.125%, due 1/15/13	2,111,372
2,375,000	7.70%, due 5/1/32	2,559,521
	Viacom, Inc.
900,000	6.25%, due 4/30/16	893,966
800,000	6.875%, due 4/30/36	767,230
		22,502,121

	Medical - 0.4%
	Cardinal Health, Inc.
700,000	6.75%, due 2/15/11	757,247

	Metals - 0.9%
	Alcoa Inc.
1,000,000	5.55%, due 2/1/17	975,624
750,000	5.95%, due 2/1/37	679,807
		1,655,431

	Mining - 0.9%
	Vale Overseas Limited
1,475,000	6.25%, due 1/23/17	1,493,234
350,000	6.875%, due 11/21/36	339,987
		1,833,221

	Office Equipment - 0.9%
	Xerox Corp.
1,750,000	6.40%, due 3/15/16	1,812,620

	Oil & Gas - 8.6%
	Anadarko Petroleum Corp.
1,375,000	5.95%, due 9/15/16	1,427,539
850,000	6.45%, due 9/15/36	863,933
	Canadian Natural Resources
700,000	6.00%, due 8/15/16	723,124
850,000	6.50%, due 2/15/37	838,396
	Devon Energy Corp.
625,000	7.95%, due 4/15/32	771,347
	Devon Financing Corp., U.L.C.
599,000	6.875%, due 9/30/11	659,595
	Encana Corp.
700,000	6.50%, due 8/15/34	717,331
	Encana Holdings Financial Corp.
500,000	5.80%, due 5/1/14	524,845
	Enterprise Products
550,000	5.60%, due 10/15/14	560,404
400,000	6.65%, due 10/15/34	399,219
	Hess Corp.
500,000	6.65%, due 8/15/11	545,675
450,000	7.875%, due 10/1/29	535,648
	Kinder Morgan Energy Partners
850,000	5.125%, due 11/15/14	843,479
850,000	5.80%, due 3/15/35	749,760
	Marathon Oil Corp.
400,000	6.60%, due 10/1/37	403,357
	Nexen, Inc.
500,000	6.40%, due 5/15/37	485,425
	Pemex Master Trust
466,000	7.875%, due 2/1/09	486,271
900,000	6.625%, due 6/15/35	945,764
	Petro-Canada
600,000	5.95%, due 5/15/35	547,714
	Talisman Energy
550,000	6.25%, due 2/1/38	515,746
	Transocean Inc.
750,000	6.80%, due 3/15/38	786,065
	Valero Energy Corp.
500,000	6.875%, due 4/15/12	539,419
500,000	6.625%, due 6/15/37	494,200
	Weatherford International Ltd.
750,000	6.50%, due 8/1/36	743,699
	XTO Energy, Inc.
600,000	5.00%, due 1/31/15	608,284
		16,716,239

	Pharmacueticals - 0.9%
	Rohm and Haas Co.
500,000	7.85%, due 7/15/29	551,715
	Schering-Plough Corp.
1,150,000	6.55%, due 9/15/37	1,177,984
		1,729,699

	Pipelines - 3.2%
	ONEOK, Inc.
1,600,000	5.20%, due 6/15/15	1,575,622
	ONEOK Partners, LP
350,000	5.90%, due 4/1/12	365,823
	Tennessee Gas Pipeline
800,000	7.50%, due 4/1/17	891,101
500,000	7.00%, due 10/15/28	499,162
	Texas Eastern Transmission Corp.
950,000	7.00%, due 7/15/32	999,791
	Williams Companies, Inc.
500,000	7.125%, due 9/1/11	531,250
1,100,000	8.75%, due 3/15/32	1,300,750
		6,163,499

	Printing - 0.4%
	R. R. Donnelley & Sons Co.
750,000	6.125%, due 1/15/17	735,894

	Real Estate Investment Trusts - 3.0%
	Avalonbay Communities
350,000	5.50%, due 1/15/12	349,835
	Boston Properties, LP
300,000	6.25%, due 1/15/13	310,533
	Camden Property Trust
1,550,000	5.70%, due 5/15/17	1,357,944
	Health Care Properties
500,000	6.00%, due 1/30/17	433,057
	Healthcare Realty Trust
700,000	5.125%, due 4/1/14	642,932
	iStar Financial, Inc.
1,450,000	5.85%, due 3/15/17	1,129,792
	ProLogis
1,800,000	5.75%, due 4/1/16	1,672,814
		5,896,907

	Retail- 4.8%
	CVS/Caremark Corp.
1,800,000	5.75%, due 6/1/17	1,860,395
	Home Depot, Inc.
2,400,000	5.25%, due 12/16/13	2,367,859
700,000	5.875%, due 12/16/36	578,101
	J.C. Penney Co., Inc.
1,025,000	8.00%, due 3/1/10	1,084,412
525,000	6.375%, due 10/15/36	457,153
	Macys Retail Holdings, Inc.
1,500,000	5.35%, due 3/15/12	1,456,947
1,000,000	6.375%, due 3/15/37	800,376
	YUM! Brands, Inc.
550,000	8.875%, due 4/15/11	619,012
		9,224,255

	Sovereign - 4.3%
	United Mexican States
1,630,000	10.375%, due 2/17/09	1,742,470
3,100,000	5.875%, due 1/15/14	3,323,200
2,883,000	6.75%, due 9/27/34	3,175,625
		8,241,295

	Technology - 0.3%
	Motorola, Inc.
700,000	6.50%, due 11/15/28	574,160

	Telecommunications - 10.6%
	British Telecom PLC
800,000	8.625%, due 12/15/10	900,411
1,250,000	9.125%, due 12/15/30	1,630,494
	CenturyTel, Inc.
1,700,000	6.00%, due 4/1/17	1,676,001
	Embarq Corp.
950,000	7.082%, due 6/1/16	947,340
600,000	7.995%, due 6/1/36	582,842
	Koninklijke KPN NV
745,000	8.00%, due 10/1/10	812,055
	Nextel Communications
1,300,000	7.375%, due 8/1/15	1,008,205
	Qwest Corp.
1,400,000	8.875%, due 3/15/12	1,468,250
600,000	6.875%, due 9/15/33	529,500
	Rogers Wireless, Inc.
1,000,000	6.375%, due 3/1/14	1,041,285
	Sprint Capital Corp.
2,400,000	8.375%, due 3/15/12	2,113,723
1,550,000	6.875%, due 11/15/28	1,087,469
	Telecom Italia Capital
2,275,000	5.25%, due 11/15/13	2,256,406
1,325,000	6.375%, due 11/15/33	1,274,576
	Telefonica Europe BV
1,550,000	7.75%, 9/15/10	1,685,833
1,350,000	8.25%, 9/15/30	1,620,840
		20,635,230

	Thrifts - 1.0%
	Washington Mutual, Inc.
2,400,000	4.625%, due 4/1/14	1,984,730

	Tobacco - 1.5%
	Altria Group, Inc.
1,000,000	7.00%, due 11/4/13	1,162,683
	Reynolds American, Inc.
1,800,000	6.75%, due 6/15/17	1,835,993
		2,998,676

	Transportation - 3.6%
	Burlington Northern Santa Fe
600,000	6.75%, due 7/15/11	652,277
1,250,000	6.15%, due 5/1/37	1,211,226
	Canadian Pacific Railway Ltd.
950,000	7.125%, due 10/15/31	943,355
	CSX Corp.
1,000,000	5.60%, due 5/1/17	975,133
640,000	7.95%, due 5/1/27	713,297
	Norfolk Southern Corp.
1,375,000	7.05%, due 5/1/37	1,504,646
	Union Pacific Corp.
1,000,000	6.15%, due 5/1/37	961,324
		6,961,258

	Utilities - Natural Gas - 1.0%
	Sempra Energy
1,800,000	6.00%, due 2/1/13	1,940,803

	Waste Disposal - 0.2%
	Waste Management, Inc.
400,000	7.75%, due 5/15/32	452,252

	Total Corporate Bonds & Notes (cost $182,703,132)	179,617,881

	U.S. GOVERNMENT INSTRUMENTALITIES - 3.4%

	U.S. Treasury Notes - 3.4%
	U.S. Treasury Note
4,500,000	4.625%, due 7/31/12	4,921,524
1,600,000	4.75%, due 2/15/37	1,686,750
		6,608,274

	Total U.S. Government Instrumentalities (cost $6,568,504)	6,608,274

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS - 3.8%
70,491	AIM STIT - Treasury Portfolio	70,491
	FHLB Discount Note
$ 7,303,000	Zero Coupon, due 3/3/08	7,302,269

	Total Short-Term Investments (cost $7,372,760)	7,372,760

	Total Investments (cost $196,644,396) - 99.9%	193,598,915
	Other Assets less Liabilities - 0.1%	158,890
	TOTAL NET ASSETS - 100.0%	$193,757,805

FHLB - Federal Home Loan Bank

The cost basis of investments for federal income tax purposes at February 29, 2008 was as follows*:

Cost of investments	$196,887,238

Gross unrealized appreciation	$2,479,807
Gross unrealized depreciation	(5,768,130)
Net unrealized depreciation	$(3,288,323)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at February 29, 2008

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of February 29, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Securities	$193,598,915	$70,491	$193,528,424	$—
Total	$193,598,915	$70,491	$193,528,424	$—

PIA MBS BOND FUND
Schedule of Investments - February 29, 2008 (Unaudtied)

Principal
Amount		Value

	MORTGAGE-BACKED SECURITIES - 94.9%
	U.S. Government Agencies - 94.9%
	FHLMC Pool
$ 329,039	4.50%, due 5/1/20, #G18052	$328,927
357,300	4.50%, due 3/1/21, #G18119	357,098
371,908	5.00%, due 3/1/21, #G18105	376,630
253,372	5.50%, due 4/1/21, #J01570	258,990
413,014	4.50%, due 5/1/21, #J01723	412,780
390,949	6.00%, due 6/1/21, #G18124	403,889
595,090	5.00%, due 7/1/21, #J03048	602,644
944,415	4.50%, due 9/1/21, #G12378	944,092
407,740	5.50%, due 9/1/21, #J03360	416,782
548,334	5.00%, due 11/1/21, #G18160	555,295
663,088	5.00%, due 1/1/22, #J04202	671,457
426,786	5.50%, due 1/1/22, #G18163	436,250
342,029	5.00%, due 2/1/22, #G12522	346,371
552,328	5.00%, due 2/1/22, #J04411	559,298
2,598,704	5.50%, due 3/1/22, #G12577	2,656,329
1,698,709	5.00%, due 7/1/22, #J05243	1,720,147
902,289	5.00%, due 7/1/22, #J05257	913,677
112,302	5.50%, due 6/1/33, #G01563	113,420
40,709	5.50%, due 4/1/35, #A32022	40,992
43,079	5.50%, due 5/1/35, #B31639	43,378
1,291,647	5.00%, due 8/1/35, #A36351	1,274,747
350,087	5.00%, due 8/1/35, #A36842	345,507
618,912	5.50%, due 8/1/35, #A36561	623,218
176,779	5.00%, due 10/1/35, #A47296	174,467
1,085,890	5.00%, due 10/1/35, #G01940	1,071,683
428,553	5.00%, due 11/1/35, #A39665	422,946
51,527	5.00%, due 12/1/35, #A40268	50,853
171,267	5.00%, due 12/1/35, #A40879	169,026
1,291,873	6.00%, due 1/1/36, #A42208	1,321,493
121,831	7.00%, due 1/1/36, #G02048	128,950
100,018	5.00%, due 2/1/36, #A42902	98,709
1,754,524	5.50%, due 2/1/36, #G02031	1,766,730
21,372	5.00%, due 3/1/36, #A43419	21,058
31,153	5.00%, due 3/1/36, #A43498	30,696
768,292	5.00%, due 3/1/36, #A43658	757,022
216,873	5.00%, due 3/1/36, #A44035	213,691
1,555,384	5.00%, due 3/1/36, #A44186	1,532,569
1,885,472	5.00%, due 3/1/36, #G08115	1,860,803
41,168	5.00%, due 4/1/36, #A44893	40,565
626,796	5.50%, due 5/1/36, #G08128	630,950
88,089	5.00%, due 6/1/36, #G02243	86,936
698,218	5.50%, due 6/1/36, #A54791	702,846
679,248	5.00%, due 8/1/36, #G08159	669,284
963,108	5.50%, due 8/1/36, #A51093	969,491
782,253	7.00%, due 8/1/36, #G08148	822,867
625,135	5.50%, due 10/1/36, #A52931	629,278
824,966	5.50%, due 10/1/36, #A53127	830,433
809,354	5.00%, due 11/1/36, #A53678	797,482
1,596,871	6.00%, due 11/1/36, #A53729	1,632,414
854,670	6.00%, due 11/1/36, #A54192	873,693
1,739,622	6.00%, due 12/1/36, #G02525	1,778,343
3,230,909	5.50%, due 2/1/37, #A57840	3,252,321
852,043	5.00%, due 3/1/37, #G08185	839,390
4,044,902	5.00%, due 5/1/37, #A60268	3,984,839
2,943,715	5.00%, due 6/1/37, #G03094	2,900,003
7,219,517	5.50%, due 6/1/37, #A61982	7,265,726
7,702,247	6.00%, due 6/1/37, #A62176	7,872,012
1,075,196	6.00%, due 6/1/37, #A62417	1,098,894
3,820,976	6.00%, due 6/1/37, #A62444	3,905,194
2,660,363	5.00%, due 7/1/37, #A63187	2,620,859
2,940,993	6.00%, due 7/1/37, #A62685	3,005,815
8,796,499	5.50%, due 8/1/37, #A63598	8,852,801
2,937,356	5.50%, due 8/1/37, #G03156	2,956,156
64,210	7.00%, due 8/1/37, #A70079	67,543
755,656	7.00%, due 9/1/37, #A65171	794,861
118,090	7.00%, due 9/1/37, #A65335	124,217
104,487	7.00%, due 9/1/37, #A65670	109,908
777,554	7.00%, due 9/1/37, #A65780	817,896
51,826	7.00%, due 9/1/37, #A65941	54,515
29,176	7.00%, due 9/1/37, #A66041	30,690
865,554	7.00%, due 9/1/37, #G03207	910,494
460,985	6.50%, due 11/1/37, #A68726	479,068
520,916	6.50%, due 11/1/37, #A68887	541,350
	FNMA Pool
339,638	4.50%, due 10/1/20, #842732	340,083
594,357	4.50%, due 12/1/20, #813954	595,135
309,304	4.50%, due 2/1/21, #845437	309,709
475,650	5.00%, due 2/1/21, #865191	481,973
249,312	5.00%, due 5/1/21, #879112	252,394
664,221	4.50%, due 7/1/21, #845515	665,100
438,598	5.50%, due 10/1/21, #870795	448,893
588,675	5.50%, due 10/1/21, #905090	602,493
582,129	5.00%, due 11/1/21, #904659	589,325
276,032	5.00%, due 2/1/22, #896845	279,280
476,803	5.00%, due 2/1/22, #900946	482,697
1,770,315	6.00%, due 2/1/22, #912522	1,832,412
945,714	5.00%, due 3/1/22, #912261	956,842
899,434	5.50%, due 3/1/22, #915939	919,970
492,566	5.00%, due 4/1/22, #911408	498,362
870,534	5.50%, due 4/1/22, #896870	890,410
1,466,207	5.00%, due 6/1/22, #937709	1,483,460
512,436	5.00%, due 7/1/22, #938033	518,466
400,977	5.00%, due 7/1/22, #944887	405,695
915,621	5.50%, due 7/1/22, #905040	936,526
15,973	7.00%, due 8/1/32, #650101	17,027
36,415	5.50%, due 9/1/33, #729928	36,776
50,577	5.50%, due 9/1/33, #741862	51,079
41,743	6.00%, due 8/1/34, #790162	42,790
20,049	5.00%, due 11/1/34, #803017	19,820
199,273	5.50%, due 5/1/35, #824531	200,703
54,147	6.00%, due 5/1/35, #735501	55,420
106,592	6.00%, due 6/1/35, #825644	109,099
15,388	6.50%, due 6/1/35, #830693	15,973
310,435	7.00%, due 6/1/35, #821610	328,220
137,379	7.00%, due 7/1/35, #826251	145,250
28,399	5.00%, due 9/1/35, #832483	28,041
238,984	7.00%, due 9/1/35, #842290	252,675
27,476	5.00%, due 10/1/35, #836361	27,129
93,227	4.50%, due 11/1/35, #256032	89,324
35,550	5.00%, due 11/1/35, #844809	35,102
195,989	6.50%, due 11/1/35, #839118	203,447
24,411	5.00%, due 12/1/35, #850739	24,104
271,038	5.00%, due 12/1/35, #852482	267,622
40,918	5.50%, due 12/1/35, #849500	41,212
258,574	6.00%, due 12/1/35, #848451	264,654
181,049	6.50%, due 12/1/35, #843585	187,939
607,236	5.00%, due 1/1/36, #866592	599,583
21,526	6.50%, due 2/1/36, #865473	22,325
74,366	7.00%, due 2/1/36, #865190	78,627
176,162	5.00%, due 4/1/36, #831421	173,650
175,554	5.00%, due 4/1/36, #852919	173,050
26,801	5.00%, due 4/1/36, #872481	26,418
168,558	7.00%, due 4/1/36, #887709	177,507
2,938,709	5.00%, due 5/1/36, #745515	2,901,672
620,177	5.00%, due 5/1/36, #867439	611,332
2,357,180	5.50%, due 5/1/36, #852527	2,372,791
500,591	6.00%, due 5/1/36, #871348	511,847
189,344	5.00%, due 6/1/36, #885398	186,644
519,774	5.50%, due 6/1/36, #256269	523,216
882,231	6.00%, due 6/1/36, #831541	902,067
21,948	6.50%, due 7/1/36, #886298	22,762
2,867,887	6.50%, due 7/1/36, #897100	2,974,288
329,512	7.00%, due 7/1/36, #887793	347,006
951,947	5.50%, due 8/1/36, #817794	958,251
751,814	5.50%, due 8/1/36, #893295	756,793
1,912,978	6.50%, due 8/1/36, #878187	1,983,951
547,973	6.50%, due 8/1/36, #903188	568,303
762,364	5.00%, due 9/1/36, #893621	751,491
822,242	5.50%, due 9/1/36, #256403	827,687
729,766	5.50%, due 9/1/36, #896444	734,599
580,726	6.00%, due 9/1/36, #893427	593,783
590,935	7.00%, due 9/1/36, #900964	622,309
881,154	5.50%, due 10/1/36, #831845	886,989
883,024	5.50%, due 10/1/36, #893087	888,872
1,274,389	6.00%, due 10/1/36, #897174	1,303,043
933,571	5.00%, due 11/1/36, #902436	920,256
941,908	5.50%, due 11/1/36, #898814	948,146
1,429,589	6.00%, due 11/1/36, #903964	1,461,732
1,366,401	5.50%, due 12/1/36, #256513	1,375,450
856,277	6.00%, due 12/1/36, #256514	875,530
634,283	6.00%, due 12/1/36, #902865	648,545
15,008	6.50%, due 12/1/36, #920162	15,565
26,805	6.50%, due 12/1/36, #920253	27,799
191,820	5.00%, due 1/1/37, #906238	189,084
947,559	5.50%, due 1/1/37, #920730	953,834
382,534	7.00%, due 1/1/37, #256567	402,843
577,708	5.00%, due 2/1/37, #908612	569,305
2,899,309	5.50%, due 2/1/37, #256597	2,918,510
3,743,983	5.50%, due 2/1/37, #922064	3,767,806
900,735	6.00%, due 2/1/37, #909357	920,870
40,337	7.00%, due 2/1/37, #915904	42,479
1,129,451	5.50%, due 3/1/37, #256636	1,136,638
29,397	5.00%, due 4/1/37, #914773	28,970
32,263	5.00%, due 4/1/37, #914990	31,794
33,732	5.00%, due 4/1/37, #916332	33,251
934,211	5.00%, due 5/1/37, #899527	920,623
29,281	5.00%, due 5/1/37, #916375	28,855
29,371	5.00%, due 5/1/37, #937088	28,944
947,590	6.50%, due 5/1/37, #917052	982,672
116,826	5.00%, due 6/1/37, #937755	115,127
6,928,381	5.00%, due 6/1/37, #939485	6,827,611
7,231,798	5.50%, due 6/1/37, #918554	7,277,814
5,179,698	5.50%, due 6/1/37, #918638	5,212,656
959,697	5.50%, due 6/1/37, #918705	965,803
4,376,108	5.50%, due 6/1/37, #919577	4,403,953
15,169,215	6.00%, due 6/1/37, #917129	15,508,302
739,381	7.00%, due 6/1/37, #256774	778,657
241,861	7.00%, due 6/1/37, #940234	254,708
915,602	5.00%, due 7/1/37, #256877	902,285
914,781	5.00%, due 7/1/37, #919614	901,476
979,956	5.00%, due 7/1/37, #939544	965,703
5,679,102	5.00%, due 7/1/37, #944534	5,596,773
33,873	5.00%, due 7/1/37, #944741	33,381
507,575	5.50%, due 7/1/37, #256799	510,805
952,392	6.50%, due 7/1/37, #942126	987,652
925,309	5.00%, due 8/1/37, #943602	911,851
900,952	5.00%, due 8/1/37, #945873	887,848
3,508,319	6.00%, due 8/1/37, #256883	3,586,742
1,804,207	6.00%, due 8/1/37, #945936	1,844,537
2,234,584	6.00%, due 8/1/37, #948705	2,284,535
2,384,296	6.00%, due 9/1/37, #942004	2,437,594
965,611	6.50%, due 9/1/37, #946585	1,001,361
1,342,577	6.50%, due 9/1/37, #952689	1,392,283
721,888	5.50%, due 10/1/37, #940965	726,482
659,813	5.50%, due 10/1/37, #947993	664,011
986,791	5.50%, due 10/1/37, #952325	993,070
974,885	5.50%, due 10/1/37, #954939	981,088
1,258,343	6.50%, due 10/1/37, #947082	1,304,930
	GNMA Pool
83,802	7.00%, due 9/15/35, #647831	89,157
283,423	5.00%, due 10/15/35, #642220	284,282
255,924	5.00%, due 11/15/35, #550718	256,699
211,364	5.50%, due 11/15/35, #650091	216,389
159,698	5.50%, due 12/15/35, #646307	163,495
329,881	5.50%, due 4/15/36, #652534	337,520
518,056	6.50%, due 6/15/36, #652593	541,563
877,990	6.50%, due 6/15/36, #655456	917,829
348,672	5.50%, due 7/15/36, #608993	356,747
1,593,540	6.50%, due 10/15/36, #618681	1,665,848
989,534	6.50%, due 10/15/36, #646564	1,034,435
987,024	6.00%, due 11/15/36, #617294	1,022,241
837,699	6.50%, due 12/15/36, #618753	875,710
460,211	5.50%, due 2/15/37, #657368	470,884
2,436,689	5.50%, due 2/15/37, #658419	2,493,199
2,598,622	5.50%, due 3/15/37, #663880	2,658,888
3,777,916	6.00%, due 4/15/37, #668411	3,912,713
1,762,201	5.00%, due 8/15/37, #671463	1,766,079
956,373	6.00%, due 9/15/37, #671062	990,496
4,772,660	6.00%, due 10/15/37, #664379	4,942,950
		240,870,898

	Total Mortgage-Backed Securities (cost $234,197,547)	240,870,898

	U.S. GOVERNMENT INSTRUMENTALITIES - 1.7%
	U.S. Treasury Notes - 1.7%
	U.S. Treasury Note
4,000,000	4.50%, due 5/15/17	4,310,316

	Total U.S. Government Instrumentalities
	(cost $4,031,767)	4,310,316

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS - 3.1%
62,623	AIM STIT - Treasury Portfolio	62,623
	FHLB Discount Note
$ 7,839,000	Zero Coupon, due 3/3/08	7,838,215

	Total Short-Term Investments (cost $7,900,838)	7,900,838

	Total Investments (cost $246,130,152) - 99.7%	253,082,052
	Other Assets less Liabilities - 0.3%	860,544
	TOTAL NET ASSETS - 100.0%	$253,942,596

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The cost basis of investments for federal income tax purposes at February 29, 2008 was as follows*:

Cost of investments	$246,130,152

Gross unrealized appreciation	$6,951,900
Gross unrealized depreciation	—
Net unrealized appreciation	$6,951,900

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal period end.  For the previous fiscal period’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at February 29, 2008

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of February 29, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Securities	$253,082,052	$62,623	$253,019,429	$—
Total	$253,082,052	$62,623	$253,019,429	$—

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - February 29, 2008 (Unaudited)

Principal
Amount		Value

	MORTGAGE-BACKED SECURITIES - 22.2%
	Private - 0.0%
	Prudential Home Mortgage Securities
$ 527	7.50%, due 3/25/08	$526

	U.S. Government Agencies - 22.2%
	FHLMC ARM Pool (a)
41,388	7.023%, due 8/1/15, #755204	41,710
36,822	7.017%, due 2/1/22, #845113	37,678
72,525	6.747%, due 10/1/22, #635206	74,336
23,725	7.092%, due 6/1/23, #845755	24,360
16,119	7.205%, due 2/1/24, #609231	16,418
652,365	6.847%, due 1/1/25, #785726	669,298
70,515	7.112%, due 1/1/33, #1B0668	71,030
	FNMA ARM Pool (a)
48,533	7.249%, due 7/1/25, #555206	49,523
465,646	6.456%, due 7/1/27, #424953	478,655
211,541	7.065%, due 3/1/28, #556438	217,060
202,265	6.078%, due 6/1/29, #508399	206,879
417,359	6.592%, due 4/1/30, #562912	430,524
119,787	7.155%, due 8/1/30, #556824	121,898
173,377	6.757%, due 10/1/30, #670317	178,625
49,491	7.103%, due 7/1/31, #592745	51,037
122,118	7.067%, due 9/1/31, #597196	123,609
35,543	6.902%, due 11/1/31, #610547	36,872
61,331	7.125%, due 4/1/32, #629098	63,177
2,439,497	5.269%, due 1/1/36, #849264	2,448,645
1,812,499	5.707%, due 10/1/37, #955963	1,838,435
1,319,205	5.788%, due 11/1/37, #953653	1,338,176
1,794,408	6.207%, due 11/1/37, #948183 (b)	1,845,441
	FNMA Pool
27,630	11.00%, due 1/1/13, #415842	30,415
	GNMA II ARM Pool (a)
20,352	5.125%, due 11/20/21, #8871	20,450
135,517	5.125%, due 10/20/22, #8062	135,896
307,437	5.125%, due 11/20/26, #80011	307,854
67,146	5.125%, due 11/20/26, #80013	67,360
33,484	5.125%, due 12/20/26, #80021	33,517
19,044	6.375%, due 1/20/27, #80029	19,396
295,246	5.625%, due 7/20/27, #80094	297,678
422,030	5.625%, due 8/20/27, #80104	425,344
17,702	5.125%, due 10/20/27, #80122	17,722
161,646	6.375%, due 1/20/28, #80154	164,671
337,067	5.125%, due 10/20/29, #80331	337,463
68,855	5.125%, due 11/20/29, #80344	68,908
		12,290,060

	Total Mortgage-Backed Securities (cost $12,289,795)	12,290,586

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES - 62.4%
	U.S. Government Agencies - 26.9%
	FHLMC
3,250,000	5.75%, due 4/15/08	3,261,827
3,250,000	3.875%, due 6/15/08	3,260,114
3,000,000	4.625%, due 12/19/08	3,052,149
750,000	4.75%, due 3/5/09	768,139
4,500,000	3.375%, due 4/15/09	4,553,703
		14,895,932

	U.S. Treasury Notes - 35.5%
	U.S. Treasury Note
1,500,000	5.625%, due 5/15/08	1,511,603
2,400,000	4.875%, due 8/31/08	2,436,190
800,000	4.875%, due 10/31/08	816,438
3,000,000	4.50%, due 2/15/09	3,079,689
2,100,000	4.50%, due 3/31/09	2,165,134
2,000,000	4.50%, due 4/30/09	2,067,814
2,600,000	4.625%, due 7/31/09	2,712,128
4,600,000	4.875%, due 8/15/09	4,819,940
		19,608,936

	Total U.S. Government Agencies and
	Instrumentalities (cost $33,829,975)	34,504,868

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS - 14.8%
70,355	AIM STIT - Treasury Portfolio	70,355
	FHLB Discount Note
$ 2,608,000	Zero Coupon, due 3/3/08	2,607,739
5,500,000	Zero Coupon, due 3/28/08	5,488,780

	Total Short-Term Investments (cost $8,166,874)	8,166,874

	Total Investments (cost $54,286,644) - 99.4%	54,962,328
	Other Assets less Liabilities - 0.6%	312,816
	TOTAL NET ASSETS - 100.0%	$55,275,144

(a) Variable rate note. Rate shown reflects the rate in effect at February 29, 2008.
(b) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The cost basis of investments for federal income tax purposes at February 29, 2008 was as follows*:

Cost of investments	$54,286,644

Gross unrealized appreciation	$716,580
Gross unrealized depreciation	(40,896)
Net unrealized appreciation	$675,684

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at February 29, 2008

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of February 29, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Securities	$54,962,328	$70,355	$54,891,973	$—
Total	$54,962,328	$70,355	$54,891,973	$—

PIA MODERATE DURATION BOND FUND
Schedule of Investments - February 29, 2008 (Unaudited)

Principal
Amount		Value

	CORPORATE BONDS & NOTES - 20.7%
	Aerospace/Defense - 1.0%
	United Technologies Corp.
$ 100,000	4.375%, due 5/1/10	$103,229

	Auto Manufacturers - 1.0%
	DaimlerChrysler NA Holding Corp.
100,000	5.875%, due 3/15/11	104,443

	Banks - 2.9%
	Bank of America Corp.
100,000	5.375%, due 8/15/11	105,165
	Wachovia Corp.
100,000	4.375%, due 6/1/10	101,090
	Wells Fargo & Co.
100,000	4.625%, due 8/9/10	102,756
		309,011

	Consumer Products - 0.9%
	Clorox Co.
100,000	5.00%, due 1/15/15	98,121

	Diversified Financial Services - 1.9%
	General Electric Capital Corp.
100,000	5.00%, due 1/8/16	101,833
	HSBC Finance Corp.
100,000	4.125%, due 11/16/09	100,559
		202,392

	Electric Utilities - 1.9%
	Dominion Resources, Inc.
100,000	5.15%, due 7/15/15	99,963
	Duke Energy Corp.
100,000	6.25%, due 1/15/12	107,907
		207,870

	Food - 0.5%
	ConAgra Foods, Inc.
50,000	6.75%, due 9/15/11	54,010

	Insurance - 0.9%
	MetLife, Inc.
100,000	5.00%, due 6/15/15	96,735

	Media - 2.9%
	News America, Inc.
100,000	5.30%, 12/15/14	101,364
	Time Warner, Inc.
100,000	6.75%, due 4/15/11	104,811
	Viacom, Inc.
100,000	6.25%, due 4/30/16	99,330
		305,505

	Medical/Drugs - 1.0%
	AstraZeneca PLC
100,000	5.40%, due 9/15/12	106,996

	Oil & Gas - 1.0%
	Occidental Petroleum Corp.
100,000	6.75%, due 1/15/12	111,966

	Retail - 1.0%
	Target Corp.
100,000	7.00%, due 7/15/31	103,838

	Savings & Loans - 0.8%
	Washington Mutual, Inc.
100,000	5.125%, due 1/15/15	87,288

	Telecommunications - 2.1%
	BellSouth Corp.
100,000	6.00%, due 10/15/11	106,772
	Verizon Communications, Inc.
100,000	7.75%, due 12/1/30	114,256
		221,028

	Transportation - 0.9%
	Union Pacific Corp.
100,000	5.65%, due 5/1/17	100,666

	Total Corporate Bonds & Notes (cost $2,181,173)	2,213,098

	MORTGAGE-BACKED SECURITIES - 27.5%
	U.S. Government Agencies - 27.5%
	FHLMC Pool
233,326	4.50%, due 1/1/19, #B11934	234,516
637,544	5.00%, due 3/1/22, #G18171	645,589
672,724	4.50%, due 6/1/22, #G12706	672,343
461,145	5.00%, due 8/1/36, #A51601	455,112
	FNMA Pool
215,073	6.00%, due 3/1/33, #555285	220,884
	GNMA Pool
490,141	5.00%, due 2/15/22, #618803	497,946
212,262	6.00%, due 8/15/36, #609011	219,836
		2,946,226

	Total Mortgage-Backed Securities (cost $2,856,702)	2,946,226

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES - 47.1%
	U.S. Government Agencies - 14.7%
	FNMA
300,000	4.75%, due 11/19/12	319,225
1,000,000	4.625%, due 5/1/13	1,043,822
200,000	5.25%, due 9/15/16	215,814
		1,578,861

	U.S. Treasury Bond (STRIPS) - 2.1%
	U.S. Treasury Bond (STRIPS)
800,000	0.00%, due 2/15/36 (a)	225,024

	U.S. Treasury Bonds - 2.8%
	U.S. Treasury Bond
100,000	7.125%, due 2/15/23	132,406
150,000	5.00%, due 5/15/37	164,473
		296,879

	U.S. Treasury Notes - 27.5%
	U.S. Treasury Note
675,000	4.75%, due 2/15/10	715,606
600,000	4.875%, due 5/31/11	654,703
225,000	4.625%, due 7/31/12	246,076
525,000	4.75%, due 5/15/14	582,545
700,000	4.25%, due 11/15/17	740,195
		2,939,125

	Total U.S. Government Agencies and
	Instrumentalities (cost $4,820,739)	5,039,889

	RIGHTS - 0.0%
1	Global Crossing North America, Inc.
	Liquidating Trust (b)(c) (cost $0)	—

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS - 3.9%
50,696	AIM STIT - Treasury Portfolio	50,696
	FHLB Discount Note
$ 367,000	Zero Coupon, due 3/3/08	366,963

	Total Short-Term Investments (cost $417,659)	417,659

	Total Investments (cost $10,276,273) - 99.2%	10,616,872
	Other Assets less Liabilities - 0.8%	84,459
	TOTAL NET ASSETS - 100.0%	$10,701,331

(a) Principal Only.
(b) Restricted security. The interest in the liquidating trust was acquired through a distribution on
December 9, 2003. As of February 29, 2008, the security had a cost and value of $0 (0.0% of total net assets).
(c) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
STRIPS - Separate Trading of Registered Interest and Principal Securities

The cost basis of investments for federal income tax purposes at February 29, 2008 was as follows*:

Cost of investments	$10,295,719

Gross unrealized appreciation	$374,383
Gross unrealized depreciation	(53,230)
Net unrealized appreciation	$321,153

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at February 29, 2008

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of February 29, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Securities	$10,616,872	$50,696	$10,566,176	$—
Total	$10,616,872	$50,696	$10,566,176	$—

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Douglas G. Hess
Douglas G. Hess, President

Date   4/11/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
Douglas G. Hess, President

Date   4/11/08

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   4/10/08

* Print the name and title of each signing officer under his or her signature.